UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report February 28, 2014

Columbia Marsico Flexible Capital Fund

President’s Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season. Against this backdrop, the Federal Reserve’s (the Fed’s) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed’s decision to taper its bond-buying program gradually beginning in January 2014. As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period’s biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Marsico Flexible Capital Fund (the Fund) Class A shares returned 18.52% excluding sales charges for the six-month period that ended February 28, 2014.

>	The Fund outperformed its benchmark, the S&P 500 Index, which returned 15.07% during the same period.

Average Annual Total Returns (%) (for period ended February 28, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class A	09/28/10
Excluding sales charges		18.52	33.02	19.99
Including sales charges		11.71	25.40	17.93
Class C	09/28/10
Excluding sales charges		18.12	32.03	19.06
Including sales charges		17.12	31.03	19.06
Class I	09/28/10	18.72	33.53	20.30
Class R	09/28/10	18.38	32.73	19.63
Class R5*	11/08/12	18.73	33.48	20.15
Class Z	09/28/10	18.64	33.38	20.27
S&P 500 Index		15.07	25.37	17.66

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Biogen Idec, Inc.	5.5
Google, Inc., Class A	5.1
Gilead Sciences, Inc.	5.0
AutoZone, Inc.	4.1
Lowe’s Companies, Inc.	4.0
Constellation Brands, Inc., Class A	4.0
Celgene Corp.	3.9
Liberty Global PLC, Series C	3.8
Monsanto Co.	3.8
Facebook, Inc., Class A	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds and other cash equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2014)
Common Stocks	91.9
Consumer Discretionary	37.6
Consumer Staples	6.5
Financials	4.5
Health Care	18.9
Industrials	0.3
Information Technology	17.6
Materials	6.5
Corporate Bonds & Notes	3.0
Money Market Funds	4.5
Preferred Stocks	0.6
Financials	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Munish Malhotra, CFA

Jordon Laycob

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014	3

Columbia Marsico Flexible Capital Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,185.20	1,018.65	6.86	6.34	1.26
Class C	1,000.00	1,000.00	1,181.20	1,014.86	10.98	10.15	2.02
Class I	1,000.00	1,000.00	1,187.20	1,020.69	4.64	4.28	0.85
Class R	1,000.00	1,000.00	1,183.80	1,017.40	8.22	7.59	1.51
Class R5	1,000.00	1,000.00	1,187.30	1,020.39	4.96	4.58	0.91
Class Z	1,000.00	1,000.00	1,186.40	1,019.90	5.51	5.09	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

4	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 91.9%
Issuer	Shares	Value ($)
Consumer Discretionary 37.6%
Distributors 1.0%

LKQ Corp.(a)	80,718	2,251,225

Hotels, Restaurants & Leisure 13.2%

Alsea SAB de CV	403,923	1,251,908

ClubCorp Holdings, Inc.	93,791	1,633,839

Domino’s Pizza Group PLC	489,327	4,580,463

Hilton Worldwide Holdings, Inc.(a)	301,618	6,744,178

Panera Bread Co., Class A(a)	24,479	4,438,532

Pinnacle Entertainment, Inc.(a)	186,676	4,536,227

Wynn Resorts Ltd.	26,539	6,435,442

Total		29,620,589

Internet & Catalog Retail 1.0%

Amazon.com, Inc.(a)	6,110	2,212,431

Media 12.7%

CBS Corp., Class B Non Voting	69,546	4,665,146

Liberty Global PLC, Class C(a)	97,283	8,235,979

Sirius XM Holdings, Inc.(a)	623,431	2,250,586

Twenty-First Century Fox, Inc., Class A	192,227	6,447,293

Walt Disney Co. (The)	85,596	6,917,013

Total		28,516,017

Multiline Retail 1.9%

Dollar General Corp.(a)	70,391	4,216,421

Specialty Retail 7.8%

AutoZone, Inc.(a)	16,500	8,884,260

Lowe’s Companies, Inc.	171,912	8,600,757

Total		17,485,017

Total Consumer Discretionary		84,301,700

Consumer Staples 6.5%
Beverages 3.8%

Constellation Brands, Inc., Class A(a)	105,231	8,526,868

Food Products 2.7%

Green Mountain Coffee Roasters, Inc.	54,046	5,933,170

Total Consumer Staples		14,460,038

Financials 4.5%
Commercial Banks 1.0%

First Republic Bank	43,784	2,275,455

Insurance 2.0%

AIA Group Ltd.	901,000	4,414,489

Real Estate Investment Trusts (REITs) 1.5%

Starwood Property Trust, Inc.	116,198	2,791,076

Common Stocks (continued)
Issuer	Shares	Value ($)
Starwood Waypoint Residential Trust(a)	23,239	630,009

Total		3,421,085

Total Financials		10,111,029

Health Care 18.9%
Biotechnology 13.8%

Biogen Idec, Inc.(a)	34,458	11,739,151

Celgene Corp.(a)	52,517	8,442,108

Gilead Sciences, Inc.(a)	130,516	10,805,420

Total		30,986,679

Health Care Equipment & Supplies 0.5%

Novadaq Technologies, Inc.(a)	53,475	1,090,890

Pharmaceuticals 4.6%

Pacira Pharmaceuticals, Inc.(a)	43,522	3,405,161

Roche Holding AG, Genusschein Shares	22,705	7,006,409

Total		10,411,570

Total Health Care		42,489,139

Industrials 0.3%
Construction & Engineering 0.3%

Louis XIII Holdings Ltd.(a)	651,000	739,307

Total Industrials		739,307

Information Technology 17.6%
Internet Software & Services 9.2%

Facebook, Inc., Class A(a)	111,730	7,649,036

Google, Inc., Class A(a)	8,954	10,884,930

Yahoo!, Inc.(a)	57,414	2,220,199

Total		20,754,165

IT Services 2.8%

Visa, Inc., Class A	27,545	6,223,517

Semiconductors & Semiconductor Equipment 5.6%

ASML Holding NV	70,673	6,087,772

Texas Instruments, Inc.	144,388	6,491,685

Total		12,579,457

Total Information Technology		39,557,139

Materials 6.5%
Chemicals 6.5%

Monsanto Co.	73,805	8,120,026

Sherwin-Williams Co. (The)	32,376	6,490,741

Total		14,610,767

Total Materials		14,610,767

Total Common Stocks
(Cost: $161,101,438)		206,269,119

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Marsico Flexible Capital Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Preferred Stocks 0.6%
Issuer	Shares	Value ($)
Financials 0.6%
Commercial Banks 0.6%

First Niagara Financial Group, Inc., 8.625%	50,068	1,414,421

Total Financials		1,414,421

Total Preferred Stocks
(Cost: $1,251,700)		1,414,421

Corporate Bonds & Notes(b) 3.0%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Aerospace & Defense 0.7%
TransDigm, Inc.
12/15/18	7.750%		1,444,000	1,546,885

Banking 0.9%
Ziggo Bond Co. BV(c)
05/15/18	8.000%	EUR	1,337,000	1,964,494

Gaming 0.5%
Pinnacle Entertainment, Inc.
04/15/21	7.500%		948,000	1,030,950

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Cable 0.4%
DISH DBS Corp.
10/01/14	6.625%	901,000	925,778

Media Non-Cable 0.5%
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,139,000	1,220,154

Total Corporate Bonds & Notes (Cost: $6,353,330)			6,688,261

Money Market Funds 4.5%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.098%(d)(e)		10,017,341	10,017,341

Total Money Market Funds
(Cost: $10,017,341)			10,017,341

Total Investments
(Cost: $178,723,809)			224,389,142

Other Assets & Liabilities, Net			(12,945)

Net Assets			224,376,197

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $1,964,494 or 0.88% of net assets.

(d)	The rate shown is the seven-day current annualized yield at February 28, 2014.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,039,699	76,720,604	(68,742,962)	10,017,341	3,951	10,017,341

Currency Legend

EUR	Euro

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Marsico Flexible Capital Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	79,721,237	4,580,463	—	84,301,700

Consumer Staples	14,460,038	—	—	14,460,038

Financials	5,696,540	4,414,489	—	10,111,029

Health Care	35,482,730	7,006,409	—	42,489,139

Industrials	—	739,307	—	739,307

Information Technology	39,557,139	—	—	39,557,139

Materials	14,610,767	—	—	14,610,767

Preferred Stocks

Financials	1,414,421	—	—	1,414,421

Total Equity Securities	190,942,872	16,740,668	—	207,683,540

Bonds

Corporate Bonds & Notes	—	6,688,261	—	6,688,261

Total Bonds	—	6,688,261	—	6,688,261

Mutual Funds

Money Market Funds	10,017,341	—	—	10,017,341

Total Mutual Funds	10,017,341	—	—	10,017,341

Total	200,960,213	23,428,929	—	224,389,142

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR (American Depositary Receipt), and ETF (Exchange Traded Fund) movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $168,706,468)	$214,371,801

Affiliated issuers (identified cost $10,017,341)	10,017,341

Total investments (identified cost $178,723,809)	224,389,142

Receivable for:

Investments sold	4,385,011

Capital shares sold	553,731

Dividends	29,912

Interest	152,175

Reclaims	25,857

Prepaid expenses	5,062

Other assets	2,216

Total assets	229,543,106

Liabilities

Foreign currency (cost $249,613)	249,613

Payable for:

Investments purchased	4,701,156

Capital shares purchased	136,844

Investment management fees	4,360

Distribution and/or service fees	1,449

Transfer agent fees	30,625

Administration fees	368

Compensation of board members	11,577

Other expenses	30,917

Total liabilities	5,166,909

Net assets applicable to outstanding capital stock	$224,376,197

Represented by

Paid-in capital	$176,674,585

Excess of distributions over net investment income	(575,322)

Accumulated net realized gain	2,611,329

Unrealized appreciation (depreciation) on:

Investments	45,665,333

Foreign currency translations	272

Total — representing net assets applicable to outstanding capital stock	$224,376,197

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Marsico Flexible Capital Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A

Net assets	$104,722,587

Shares outstanding	6,662,738

Net asset value per share	$15.72

Maximum offering price per share(a)	$16.68

Class C

Net assets	$26,322,201

Shares outstanding	1,712,007

Net asset value per share	$15.38

Class I

Net assets	$3,592

Shares outstanding	228

Net asset value per share(b)	$15.76

Class R

Net assets	$870,390

Shares outstanding	56,129

Net asset value per share	$15.51

Class R5

Net assets	$7,602,184

Shares outstanding	476,868

Net asset value per share	$15.94

Class Z

Net assets	$84,855,243

Shares outstanding	5,363,134

Net asset value per share	$15.82

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$872,758

Dividends — affiliated issuers	3,951

Interest	196,891

Foreign taxes withheld	(4,698)

Total income	1,068,902

Expenses:

Investment management fees	713,852

Distribution and/or service fees

Class A	114,586

Class C	106,996

Class R	1,780

Transfer agent fees

Class A	72,130

Class C	16,839

Class R	560

Class R5	1,338

Class Z	64,470

Administration fees	60,326

Compensation of board members	6,985

Custodian fees	6,123

Printing and postage fees	12,373

Registration fees	41,170

Professional fees	19,018

Other	1,159

Total expenses	1,239,705

Net investment loss	(170,803)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	6,813,882

Foreign currency translations	(8,570)

Net realized gain	6,805,312

Net change in unrealized appreciation (depreciation) on:

Investments	27,177,018

Foreign currency translations	1,391

Net change in unrealized appreciation (depreciation)	27,178,409

Net realized and unrealized gain	33,983,721

Net increase in net assets resulting from operations	$33,812,918

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Marsico Flexible Capital Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)
Operations

Net investment income (loss)	$(170,803)	$546,267

Net realized gain	6,805,312	23,462,907

Net change in unrealized appreciation (depreciation)	27,178,409	2,267,047

Net increase in net assets resulting from operations	33,812,918	26,276,221

Distributions to shareholders

Net investment income

Class A	—	(736,170)

Class C	—	(90,835)

Class I	—	(55)

Class R	—	(8,043)

Class R5	—	(46)

Class Z	—	(974,867)

Net realized gains

Class A	(9,641,504)	(2,171,882)

Class C	(2,347,405)	(518,254)

Class I	(386)	(124)

Class R	(77,796)	(20,112)

Class R5	(737,563)	(104)

Class Z	(8,647,121)	(2,669,629)

Total distributions to shareholders	(21,451,775)	(7,190,121)

Increase (decrease) in net assets from capital stock activity	37,635,112	24,088,158

Total increase in net assets	49,996,255	43,174,258

Net assets at beginning of period	174,379,942	131,205,684

Net assets at end of period	$224,376,197	$174,379,942

Excess of distributions over net investment income	$(575,322)	$(404,519)

(a)	Class R5 Shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	1,648,656	25,686,282	2,210,887	30,734,121

Distributions reinvested	645,781	9,641,503	229,744	2,906,263

Redemptions	(873,765)	(13,730,959)	(1,181,648)	(15,968,090)

Net increase	1,420,672	21,596,826	1,258,983	17,672,294

Class C shares

Subscriptions	428,464	6,557,150	375,562	5,105,841

Distributions reinvested	160,348	2,344,285	48,530	607,597

Redemptions	(68,628)	(1,046,664)	(190,566)	(2,544,779)

Net increase	520,184	7,854,771	233,526	3,168,659

Class R shares

Subscriptions	10,321	160,463	21,728	287,797

Distributions reinvested	5,255	77,408	2,231	27,981

Redemptions	(1,086)	(16,635)	(7)	(97)

Net increase	14,490	221,236	23,952	315,681

Class R5 shares

Subscriptions	283,957	4,608,529	153,529	2,299,538

Distributions reinvested	48,727	737,240	—	—

Redemptions	(9,345)	(144,493)	—	—

Net increase	323,339	5,201,276	153,529	2,299,538

Class Z shares

Subscriptions	341,077	5,332,113	1,077,729	14,548,959

Distributions reinvested	575,690	8,646,866	286,961	3,641,538

Redemptions	(727,168)	(11,217,976)	(1,324,172)	(17,558,511)

Net increase	189,599	2,761,003	40,518	631,986

Total net increase	2,468,284	37,635,112	1,710,508	24,088,158

(a)	Class R5 Shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Marsico Flexible Capital Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$14.77		$13.00	$11.09		$10.00

Income from investment operations:

Net investment income (loss)	(0.02)		0.05	0.02		0.03

Net realized and unrealized gain	2.67		2.45	1.93		1.10

Total from investment operations	2.65		2.50	1.95		1.13

Less distributions to shareholders:

Net investment income	—		(0.18)	—		(0.04)

Net realized gains	(1.70)		(0.55)	(0.04)		(0.00	)(b)

Total distributions to shareholders	(1.70)		(0.73)	(0.04)		(0.04)

Net asset value, end of period	$15.72		$14.77	$13.00		$11.09

Total return	18.52%		20.17%	17.63%		11.29%

Ratios to average net assets(c)

Total gross expenses	1.26	%(d)	1.36%	1.50	%(e)	1.67	%(d)

Total net expenses(f)	1.26	%(d)	1.32%	1.50	%(e)(g)	1.60	%(d)

Net investment income (loss)	(0.20	%)(d)	0.33%	0.19%		0.25	%(d)

Supplemental data

Net assets, end of period (in thousands)	$104,723		$77,404	$51,772		$55,034

Portfolio turnover	58%		147%	146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class C	(Unaudited)		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$14.53		$12.81	$11.01		$10.00

Income from investment operations:

Net investment loss	(0.07)		(0.06)	(0.07)		(0.05)

Net realized and unrealized gain	2.62		2.42	1.91		1.09

Total from investment operations	2.55		2.36	1.84		1.04

Less distributions to shareholders:

Net investment income	—		(0.09)	—		(0.03)

Net realized gains	(1.70)		(0.55)	(0.04)		(0.00	)(b)

Total distributions to shareholders	(1.70)		(0.64)	(0.04)		(0.03)

Net asset value, end of period	$15.38		$14.53	$12.81		$11.01

Total return	18.12%		19.23%	16.76%		10.42%

Ratios to average net assets(c)

Total gross expenses	2.02	%(d)	2.11%	2.26	%(e)	2.38	%(d)

Total net expenses(f)	2.02	%(d)	2.07%	2.25	%(e)(g)	2.35	%(d)

Net investment loss	(0.96	%)(d)	(0.42%)	(0.57%)		(0.46	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$26,322		$17,316	$12,272		$9,255

Portfolio turnover	58%		147%	146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class I	(Unaudited)		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$14.78		$13.01	$11.08		$10.00

Income from investment operations:

Net investment income (loss)	0.01		0.10	(0.05)		0.05

Net realized and unrealized gain	2.67		2.46	2.04		1.07

Total from investment operations	2.68		2.56	1.99		1.12

Less distributions to shareholders:

Net investment income	—		(0.24)	(0.02)		(0.04)

Net realized gains	(1.70)		(0.55)	(0.04)		(0.00	)(b)

Total distributions to shareholders	(1.70)		(0.79)	(0.06)		(0.04)

Net asset value, end of period	$15.76		$14.78	$13.01		$11.08

Total return	18.72%		20.67%	18.08%		11.22%

Ratios to average net assets(c)

Total gross expenses	0.85	%(d)	0.95%	1.07	%(e)	2.64	%(d)

Total net expenses(f)	0.85	%(d)	0.92%	1.07	%(e)	1.25	%(d)

Net investment income (loss)	0.18	%(d)	0.73%	(0.47%)		0.43	%(d)

Supplemental data

Net assets, end of period (in thousands)	$4		$3	$3		$5,527

Portfolio turnover	58%		147%	146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class R	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.61		$12.93		$11.06		$10.00

Income from investment operations:

Net investment loss	(0.04)		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Net realized and unrealized gain	2.64		2.44		1.91		1.09

Total from investment operations	2.60		2.44		1.91		1.09

Less distributions to shareholders:

Net investment income	—		(0.21)		—		(0.03)

Net realized gains	(1.70)		(0.55)		(0.04)		(0.00	)(b)

Total distributions to shareholders	(1.70)		(0.76)		(0.04)		(0.03)

Net asset value, end of period	$15.51		$14.61		$12.93		$11.06

Total return	18.38%		19.87%		17.31%		10.87%

Ratios to average net assets(c)

Total gross expenses	1.51	%(d)	1.58%		1.72	%(e)	2.89	%(d)

Total net expenses(f)	1.51	%(d)	1.56%		1.72	%(e)	1.85	%(d)

Net investment income (loss)	(0.46	%)(d)	(0.02%)		(0.01%)		0.01	%(d)

Supplemental data

Net assets, end of period (in thousands)	$870		$608		$229		$10

Portfolio turnover	58%		147%		146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class R5	(Unaudited)		2013(a)
Per share data
Net asset value, beginning of period	$14.93		$13.11

Income from investment operations:

Net investment income	0.01		0.09

Net realized and unrealized gain	2.70		2.51

Total from investment operations	2.71		2.60

Less distributions to shareholders:

Net investment income	—		(0.23)

Net realized gains	(1.70)		(0.55)

Total distributions to shareholders	(1.70)		(0.78)

Net asset value, end of period	$15.94		$14.93

Total return	18.73%		20.89%

Ratios to average net assets(b)

Total gross expenses	0.91	%(c)	0.90	%(c)

Total net expenses(d)	0.91	%(c)	0.90	%(c)

Net investment income	0.13	%(c)	0.76	%(c)

Supplemental data

Net assets, end of period (in thousands)	$7,602		$2,292

Portfolio turnover	58%		147%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Z	(Unaudited)		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$14.84		$13.04	$11.12		$10.00

Income from investment operations:

Net investment income	0.00	(b)	0.08	0.05		0.06

Net realized and unrealized gain	2.68		2.46	1.92		1.10

Total from investment operations	2.68		2.54	1.97		1.16

Less distributions to shareholders:

Net investment income	—		(0.19)	(0.01)		(0.04)

Net realized gains	(1.70)		(0.55)	(0.04)		(0.00	)(b)

Total distributions to shareholders	(1.70)		(0.74)	(0.05)		(0.04)

Net asset value, end of period	$15.82		$14.84	$13.04		$11.12

Total return	18.64%		20.48%	17.83%		11.61%

Ratios to average net assets(c)

Total gross expenses	1.01	%(d)	1.12%	1.26	%(e)	1.32	%(d)

Total net expenses(f)	1.01	%(d)	1.08%	1.25	%(e)(g)	1.32	%(d)

Net investment income	0.05	%(d)	0.59%	0.40%		0.60	%(d)

Supplemental data

Net assets, end of period (in thousands)	$84,855		$76,756	$66,930		$91,860

Portfolio turnover	58%		147%	146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Marsico Flexible Capital Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP)

requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that

20	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts,

are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2014	21

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.71% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended February 28, 2014, other expenses paid to this company were $796.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

22	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 28, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.16
Class R	0.16
Class R5	0.05
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00%

fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $81,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $123,952 for Class A and $554 for Class C shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	January 1, 2014 through December 31, 2014 (%)	Prior to January 1, 2014 (%)
Class A	1.32	1.31
Class C	2.07	2.06
Class I	0.95	0.89
Class R	1.57	1.56
Class R5	1.00	0.94
Class Z	1.07	1.06

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is

Semiannual Report 2014	23

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $178,724,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$45,766,000
Unrealized depreciation	(101,000)
Net unrealized appreciation	$45,665,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $119,911,489 and $111,808,134, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, one unaffiliated shareholder account owned 29.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 41.2% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

24	Semiannual Report 2014

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Marsico Flexible Capital Fund

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Columbia Marsico Flexible Capital Fund

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Columbia Marsico Flexible Capital Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	29

Columbia Marsico Flexible Capital Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR185_08_D01_(04/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2014